Share Capital and Share Premium (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Disclosure of Share Capital Reserves and Other Equity Interest Text Block [Abstract]
Par value (in Dollars per share) | $ / shares	$ 0.001
Ordinary shares	1,683,544
Shares issued	102,272,614
Treasury shares	1,683,544
Ordinary Shares [Member]
Disclosure of Share Capital Reserves and Other Equity Interest Text Block [Abstract]
Treasury shares	1,683,544